DERIVATIVE FINANCIAL INSTRUMENTS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative agreement	₽ 24,763	₽ 0